CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
REVENUES
Neurometric Services	$ 31,900	$ 20,700	$ 54,100	$ 45,400	$ 85,100	$ 100,100
OPERATING EXPENSES
Cost of neurometric services revenue	3,800	1,400	7,600	2,700	5,500	4,900
Research	29,300	22,700	60,900	45,300	53,700	92,000
Product development	292,800	183,000	588,100	306,400	740,500	691,800
Sales and marketing	191,800	133,000	297,500	256,100	522,000	347,900
General and administrative	934,200	370,600	1,955,900	749,600	2,530,200	1,613,300
Total operating expenses	1,451,900	710,700	2,910,000	1,360,100	3,851,900	2,749,900
OPERATING LOSS	(1,420,000)	(690,000)	(2,855,900)	(1,314,700)	(3,766,800)	(2,649,800)
OTHER INCOME (EXPENSE):
Interest expense, net	(1,400)	(239,600)	(3,900)	(739,800)	(2,721,500)	(257,400)
Gain (loss) on extinguishment of debt				(2,337,400)	572,300	(630,000)
(Loss) gain on derivative liabilities		786,900		798,200	(34,600)	162,800
Finance fees					(20,000)
Other miscellaneous income					306,700
Legal settlement expense					(275,000)
Total other expense	(1,400)	547,300	(3,900)	(2,279,000)	(2,172,100)	(724,600)
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,421,400)	(142,700)	(2,859,800)	(3,593,700)	(5,938,900)	(3,374,400)
Provision for income taxes	30,600		32,400	300	2,000	5,000
NET LOSS	$ (1,452,000)	$ (142,700)	$ (2,892,200)	$ (3,594,000)	$ (5,940,900)	$ (3,379,400)
BASIC AND DILUTED LOSS PER SHARE:
From operations (in dollars per share)	$ (0.61)	$ (0.28)	$ (1.29)	$ (7.01)	$ (9.26)	$ (6.64)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and Diluted (in shares)	2,372,394	513,345	2,236,728	512,716	641,844	509,066